Current Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Current Liabilities

10. Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $89.8 million at December 31, 2018 ($139.2 million at December 31, 2017). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $123.4 million at December 31, 2018 ($121.8 million at December 31, 2017).